Consolidated Statement of Cash Flows - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Payments to suppliers and employees (inclusive of GST)	$ (1,285,451)	$ (3,576,274)
Research & development tax incentives	172,503
Receipt from Customers	45,931
Cash flows from operating activities	(1,067,017)	(3,576,274)
Interest and other finance costs paid	(15,671)	(18,391)
Net cash used in operating activities	(1,082,688)	(3,594,665)
Cash flows from investing activities
Refund of Security Deposit	10,094
Payment towards procurement of property, plant and equipment		(3,117)
Payment towards acquisition of intangibles	(75,294)	(325,105)
Net cash used in investing activities	(65,200)	(328,222)
Cash flows from financing activities
Proceeds from issue of shares	808,972	7,913,463
Proceeds from borrowings	15,000	747,261
Capital issue costs		(1,862,392)
Net cash from financing activities	823,972	6,798,332
Net increase/(decrease) in cash and cash equivalents	(32,390,716)	2,875,445
Cash and cash equivalents at the beginning of the financial half-year	344,648	24,522
Effects of exchange rate changes on cash and cash equivalents	(121,383)	146,635
Cash and cash equivalents at the end of the financial half-year	$ 9,349	$ 3,046,602